Investment Risks - Texas Capital Government Money Market Fund	Jun. 18, 2026
Prospectus [Line Items]
Risk [Text Block]

The value of an investment in the Fund is subject to investment risks, which means investors could lose money. There is no assurance that the Fund will achieve its investment objective.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of the bank or a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

The Fund is subject to the risks described below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information about the Fund’s Principal Investment Risks”.

Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the Fund are:

Credits Risk [Member]
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Credit Risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the Fund may fail to make payments when due or complete transactions or they may become less willing or less able to do so.

Interests Rate Risk [Member]
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Interest Rate Risk: The value of the Fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

U S Government Securities Risk [Member]
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U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are.

Repurchase Agreements Risk [Member]
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Repurchase Agreements Risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.

Liquidity Risk [Member]
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Liquidity Risk: Although the Fund invests in a diversified portfolio of high-quality instruments, the Fund’s investments may become less liquid as a result of market developments or adverse investor perception. If this happens, the Fund’s ability to redeem its Shares for cash may be affected.

Management Risk [Member]
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Risk [Text Block]	Management Risk: The risk that the investment strategies, techniques and risk analyses employed by the Adviser may not produce the desired results.
Investment And Market Risk [Member]
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Investment and Market Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time.  Markets can decline in value sharply and unpredictably which may affect the Fund’s ability to maintain a $1.00 share price. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

Large Shareholder Transactions Risk [Member]
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Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.